Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.4%
Communication Services - 2.3%
Cable One, Inc.	268	$211,688
The New York Times Co. - Class A	8,150	283,946
TripAdvisor, Inc. (a)	5,931	138,192
Ziff Davis, Inc. (a)	2,660	238,017
		871,843
Consumer Discretionary - 24.0%
Adient PLC (a)	6,318	284,436
AutoNation, Inc. (a)	2,095	265,478
Columbia Sportswear Co.	1,789	171,565
Cracker Barrel Old Country Store, Inc.	1,120	124,969
Crocs, Inc. (a)(b)	3,119	379,801
Dana, Inc.	5,276	95,707
Five Below, Inc. (a)	2,679	528,111
Foot Locker, Inc. (b)	8,200	356,782
Fox Factory Holding Corp. (a)	2,392	282,471
Graham Holdings Co. - Class B	163	106,490
Hanesbrands, Inc. (b)	35,047	295,797
Helen of Troy Ltd. (a)	1,627	184,030
KB Home	5,787	222,510
Kohl's Corp.	10,126	327,779
Lear Corp.	1,856	270,568
Lithia Motors, Inc. (b)	3,203	843,030
Macy's, Inc. (b)	16,714	394,952
Murphy USA, Inc.	651	177,092
Nordstrom, Inc. (b)	5,753	112,414
Ollie's Bargain Outlet Holdings, Inc. (a)	2,727	149,330
PVH Corp.	3,560	320,044
RH (a)(b)	1,254	391,235
Skechers U.S.A., Inc. - Class A (a)	10,235	492,815
Taylor Morrison Home Corp. (a)(b)	7,720	276,376
Tempur Sealy International, Inc.	8,762	357,051
The Gap, Inc.	13,621	184,837
The Goodyear Tire & Rubber Co. (a)	24,247	272,779
Thor Industries, Inc.	6,237	594,573
Toll Brothers, Inc. (b)	5,187	308,575
Under Armour, Inc. - Class A (a)(b)	11,039	136,773
Under Armour, Inc. - Class C (a)	11,613	126,582
YETI Holdings, Inc. (a)	5,013	224,382
		9,259,334
Consumer Staples - 3.2%
Energizer Holdings, Inc.	3,798	140,906
Lancaster Colony Corp.	1,407	270,017
Performance Food Group Co. (a)	5,845	358,415
Pilgrim's Pride Corp. (a)	1,990	48,317
Post Holdings, Inc. (a)	1,722	163,504
The Boston Beer Co., Inc. - Class A (a)	641	249,099
		1,230,258
Energy - 4.6%
Antero Resources Corp. (a)(b)	10,882	313,837
HF Sinclair Corp.	9,527	542,086
PBF Energy, Inc. - Class A	9,824	412,510
PDC Energy, Inc. (b)	4,307	291,713
Southwestern Energy Co. (a)	42,786	236,179
		1,796,325
Financials - 11.5%
Annaly Capital Management, Inc. (b)	20,709	486,040
Associated Banc-Corp.	4,869	109,114
Brighthouse Financial, Inc. (a)	4,898	275,610
CNO Financial Group, Inc.	4,114	105,977
Essent Group Ltd.	4,659	205,136
First American Financial Corp.	3,587	221,928
FNB Corp.	11,469	163,663
Janus Henderson Group PLC (b)	12,311	319,101
Jefferies Financial Group, Inc.	7,433	291,968
Kemper Corp.	3,291	193,280
MGIC Investment Corp. (b)	13,717	193,684
Navient Corp.	5,778	109,609
New York Community Bancorp, Inc.	31,104	310,729
Old Republic International Corp.	9,690	255,719
PacWest Bancorp	11,192	309,571
Prosperity Bancshares, Inc.	2,554	193,746
Unum Group	8,576	360,449
Valley National Bancorp (b)	12,904	153,300
Voya Financial, Inc. (b)	2,803	195,565
		4,454,189
Health Care - 11.2%
Amedisys, Inc. (a)	1,990	192,353
Arrowhead Pharmaceuticals, Inc. (a)	4,802	168,022
Azenta, Inc. (b)	3,101	173,346
Encompass Health Corp.	5,070	316,622
Enovis Corp. (a)	3,980	250,541
Globus Medical, Inc. (a) - Class A	4,228	319,214
Integra LifeSciences Holdings Corp. (a)	3,836	219,803
LHC Group, Inc. (a)	1,435	227,591
Masimo Corp. (a)	2,650	450,712
Neogen Corp. (a)	16,500	353,265
Omnicell, Inc. (a)	2,334	129,467
Penumbra, Inc. (a)	2,143	536,629
Progyny, Inc. (a)	3,922	134,878
QuidelOrtho Corp. (a)(b)	1,973	168,909
STAAR Surgical Co. (a)	2,095	147,802
Syneos Health, Inc. (a)	3,846	138,148
Tandem Diabetes Care, Inc. (a)	3,310	134,849
Tenet Healthcare Corp. (a)	4,764	261,305
		4,323,456
Industrials - 18.7%
Axon Enterprise, Inc. (a)	3,616	706,711
Builders FirstSource, Inc. (a)	7,739	616,798
Donaldson Co., Inc.	5,797	361,443
EnerSys	2,440	202,569
IAA, Inc. (a)	7,404	308,969
ITT, Inc.	4,209	385,502
JetBlue Airways Corp. (a)	32,417	259,336
Knight-Swift Transportation Holdings, Inc.	4,767	281,730
Lennox International, Inc. (b)	1,808	471,201
ManpowerGroup, Inc.	5,376	468,572
MSA Safety, Inc.	1,942	264,869
Oshkosh Corp.	3,597	362,506
Owens Corning	3,109	300,485
Ryder System, Inc.	2,642	249,431
Stericycle, Inc. (a)	6,275	337,658
The Brink's Co.	2,478	162,557
The Middleby Corp. (a)	2,822	438,680
The Toro Co.	5,634	628,304
Univar Solutions, Inc. (a)	5,606	193,295
XPO Logistics, Inc. (a)(b)	5,981	238,403
		7,239,019
Information Technology - 11.5%
Amkor Technology, Inc.	2,986	87,370
Arrow Electronics, Inc. (a)	4,228	496,748
Avnet, Inc. (b)	6,547	300,376
Cognex Corp.	10,704	585,937
Coherent Corp. (a)	4,544	197,210
Envestnet, Inc. (a)(b)	2,688	174,720
Euronet Worldwide, Inc. (a)	2,354	265,249
IPG Photonics Corp. (a)	2,153	241,351
Jabil, Inc.	5,242	412,178
Kyndryl Holdings, Inc. (a)	19,954	267,184
Maximus, Inc.	3,473	259,954
SYNNEX Corp. (b)	2,210	225,752
The Western Union Co. (b)	19,093	270,548
Universal Display Corp.	2,583	342,325
Vishay Intertechnology, Inc.	4,047	92,636
Vontier Corp.	7,327	168,741
Xerox Holdings Corp. (b)	4,372	71,613
		4,459,892
Materials - 7.6%
AptarGroup, Inc. (b)	2,937	339,635
Cleveland-Cliffs, Inc. (a)	32,377	691,249
Commercial Metals Co. (b)	4,974	269,939
Greif, Inc. - Class A	900	64,287
Louisiana-Pacific Corp. (b)	2,554	173,902
Reliance Steel & Aluminum Co.	2,086	474,461
Scotts Miracle-Gro Co. (b)	2,507	180,980
United States Steel Corp. (b)	17,857	508,746
Westlake Chemical Corp.	1,407	172,709
Worthington Industries, Inc.	1,081	61,476
		2,937,384
Utilities - 0.8%
UGI Corp. (b)	8,045	320,432
TOTAL COMMON STOCKS (Cost $32,356,285)		36,892,132

REAL ESTATE INVESTMENT TRUSTS - 4.5%
Cousins Properties, Inc. (b)	8,074	221,389
Douglas Emmett, Inc.	9,939	166,478
Highwoods Properties, Inc. (b)	5,835	177,209
JBG SMITH Properties	5,060	101,908
Jones Lang LaSalle, Inc. (a)	1,760	325,371
Medical Properties Trust, Inc. (b)	26,156	338,720
Park Hotels & Resorts, Inc.	8,035	118,195
SL Green Realty Corp.	3,597	148,017
The Macerich Co.	10,503	144,311
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,732,643)		1,741,598
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$40,413	40,413
TOTAL SHORT-TERM INVESTMENTS (Cost $40,413)		40,413
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.53% (c)	8,583,178	8,583,178
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,583,178)		8,583,178

Total Investments (Cost $42,712,519) - 122.2%		47,257,321
Liabilities in Excess of Other Assets - (22.2)%		(8,595,991)
TOTAL NET ASSETS - 100.0%		$38,661,330

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $8,611,028 or 22.3% of net assets.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 36,892,132	$ -	$ -	$ -	$ 36,892,132
Real Estate Investment Trusts	1,741,598	-	-	-	1,741,598
Short-Term Investments	40,413	-	-	-	40,413
Investments Purchased with Proceeds from Securities Lending	-	-	-	8,583,178	8,583,178
Total Investments in Securities	$ 38,674,143	$ -	$ -	$ 8,583,178	$ 47,257,321

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.